Subsidiaries with material non-controlling interest (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	$ (701,862)	$ (501,928)
Non-current assets	(3,630,951)	(3,764,487)
Current liabilities	521,194	445,125
Non-current liabilities	747,992	774,077
Total shareholders’ equity, net	3,063,627	3,047,213	$ 3,389,236	$ 3,762,125
Shareholders of the parent	2,848,037	2,821,091
Non-controlling interests	215,590	226,122	$ 228,170
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	146,865	120,291
Non-current assets	645,729	642,790
Current liabilities	(159,190)	(184,324)
Non-current liabilities	(229,709)	(168,589)
Total shareholders’ equity, net	403,695	410,168
Shareholders of the parent	239,925	242,182
Non-controlling interests	165,032	167,986
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	6,640	7,439
Non-current assets	0	0
Current liabilities	(2,407)	(2,684)
Non-current liabilities	0	0
Total shareholders’ equity, net	4,233	4,755
Shareholders of the parent	2,540	2,849
Non-controlling interests	1,693	1,906
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	134,758	155,659
Non-current assets	55,873	90,447
Current liabilities	(38,807)	(40,411)
Non-current liabilities	(48,201)	(89,278)
Total shareholders’ equity, net	103,623	116,417
Shareholders of the parent	54,981	60,804
Non-controlling interests	48,642	55,613
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	1,440	2,301
Non-current assets	189	88
Current liabilities	(143)	(129)
Non-current liabilities	(740)	0
Total shareholders’ equity, net	746	2,260
Shareholders of the parent	523	1,582
Non-controlling interests	223	678
Other minor subsidiaries [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	665	81
Non-current assets	30	500
Current liabilities	(29)	0
Non-current liabilities	(2)	(2)
Total shareholders’ equity, net	664	579
Shareholders of the parent	664	640
Non-controlling interests	0	(61)
Subsidiaries with material non-controlling interests [member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	290,368	285,771
Non-current assets	701,821	733,825
Current liabilities	(200,576)	(227,548)
Non-current liabilities	(278,652)	(257,869)
Total shareholders’ equity, net	512,961	534,179
Shareholders of the parent	298,633	308,057
Non-controlling interests	$ 215,590	$ 226,122